UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-21399
                                  -------------------------------------


                           The Aegis Funds
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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           (Address of principal executive offices) (Zip code)


                         Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    09/30/05
                         -----------------





Item 1.  Schedule of Investments


Aegis High Yield Fund
Schedule of Portfolio Investments
September 30, 2005
(Unaudited)


Corporate Bonds - 94.6%                  Principal Amount  Market Value
-----------------------                  ----------------  ------------

Industrial Cyclicals - 6.4%

Tembec Industries Sr. Unsec. Notes 8.625% 6/30/09 100,000     $ 68,500

Resolution Performance Products
   Sr. Subord. Nt. 13.50% 11/15/10                100,000      106,750
                                                               -------
                                                               175,250

Health Care - 7.3%

Healthsouth Corp. Sr. Unsec. Notes 8.50% 2/1/08   100,000       98,000

Biovail Corp. Sr. Sub. Notes 7.875% 4/1/10        100,000      104,250
                                                               -------
                                                               202,250

Retail and Wholesale - 11.2%

Marsh Supermarkets Inc. Sr.
   Subord. Notes 8.875% 8/1/07                    125,000      122,812

Ingles Markets Inc. Sr. Sub. Notes 8.875% 12/1/11 100,000      101,500

Finlay Fine Jewelry Corp. Sr. Notes 8.375% 6/1/12 100,000       85,125
                                                               -------
                                                               309,437

Transportation - 3.6%

Sea Containers Ltd. Sr. Notes 7.875% 2/15/08      100,000       98,250
                                                               -------
                                                                98,250

Financial Services - 9.9%

Ford Motor Credit Notes 6.50% 1/25/07             100,000      100,147

GMAC Sr. Unsec. Notes 5.85% 1/14/09               100,000       93,186

PMA Capital Sr. Notes 8.50% 6/15/18                80,000       80,640
                                                               -------
                                                               273,973

Industrial Services - 6.9%

Allied Waste N.A. Sr. Notes 6.50% 11/15/10        100,000       97,625

Great Lakes Dredge & Dock Corp.
   Sr. Subordinated Notes 7.75% 12/15/13          100,000       92,250
                                                               -------
                                                               189,875


Energy & Natural Resources - 16.1%

USEC Inc. Sr. Notes 6.625% 1/20/06                100,000      100,000

El Paso Coastal Corp. Deb. 6.50% 6/1/08           100,000       99,000

Southern Energy Inc.
   Senior Notes 7.90% 7/15/09  144A*              200,000      244,500
                                                               -------
                                                               443,500

Consumer Products - 7.8%

Tommy Hilfiger Gtd. Notes 6.85% 6/1/08            100,000      101,000

North Atl. Trading Inc. Sr. Notes 9.25% 3/1/12    150,000      113,250
                                                               -------
                                                               214,250

Consumer Services - 7.4%

Mohegan Tribal Gaming Authority
   Sr. Subordinated Notes 6.375% 7/15/09          100,000      100,500

Service Corp. Intl. Sr. Unsec. Nts. 6.50% 3/15/08 100,000      102,000
                                                               -------
                                                               202,500

Technology and Communications - 18.0%

Nortel Networks Ltd. Notes 6.125% 2/15/06         100,000      100,500

GTE Hawaiian Telephone Debentures 7.375% 9/1/06   100,000      100,750

MCI Inc. Notes 6.908% 5/1/07                      100,000      101,000

Unisys Corp. Sr. Notes 7.875% 4/1/08              100,000      101,500

Intelsat Ltd. Sr. Notes 5.25% 11/1/08             100,000       92,500
                                                               -------
                                                               496,250
                                                             ---------
Total Corporate Bonds - (Cost $2,566,905)                    2,605,535



Investment Companies - 3.8%                     Shares     Market Value
---------------------------                     ------     ------------
Federated Prime Obligations Fund               106,274         106.274
                                                               -------
Total Investment Companies - (Cost $106,274)                   106,274


                                                             ---------
Total Investments - 98.4% (Cost $2,673,179)                  2,711,809

Other Assets and Liabilities - 1.6%                             42,709
                                                             ---------
Net Assets - 100.0%                                         $2,754,518
                                                             =========



* Non-income producing security due to default. 144A represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A of the Securities Act of 1933, as amended.






ITEM 2.  CONTROLS AND PROCEDURES

(a)The registrants principal executive officer and principal financial officer have concluded that the registrant disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 11.  Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:  November 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/William S. Berno
William S. Berno, President

Date:   November 7, 2005

By (Signature and Title)* /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:  November 7, 2005